Borrowing Arrangements - Term Loan and Credit Facility with Financial Institution (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 14, 2021	Jun. 23, 2021	Sep. 01, 2021
SVB Term Loan And Credit Facility
Debt Instrument [Line Items]
Cash interest rate		8.25%
Warrants to purchase shares of common stock		18,601
Exercise price		$ 8.85
SVB Term Loan
Debt Instrument [Line Items]
Obligation of debt		$ 4,000	$ 10,000
Loan commitment fee		$ 50
Spread on variable interest rate		5.00%
Periodic payment term		8 months
SVB Credit Facility
Debt Instrument [Line Items]
Repayments of credit facility	$ 10,300